Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	Aug. 26, 2020	Jan. 04, 2019	Dec. 26, 2018
Consolidated Statements of Cash Flows
Net offering costs	$ 2,760	$ 26,399	$ 2,103,816